Significant Events in the Reporting Period - Additional Information (Detail) $ / shares in Units, € in Thousands, $ in Millions						3 Months Ended			9 Months Ended
	Sep. 07, 2021 EUR (€) shares	Sep. 07, 2021 USD ($) shares	Sep. 02, 2021 shares	Sep. 01, 2021 $ / shares shares	Jan. 08, 2021 USD ($)	Sep. 30, 2021 EUR (€)	Mar. 31, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)
Disclosure of summary of significant accounting policies [line items]
Realized non cash gain recognized towards Shares							€ 42,300
Research and development expense						€ 58,761		€ 64,059	€ 230,216	€ 185,152
Revenue						1,113		2,757	2,881	6,418
VISEN Series B Financing [Member]
Disclosure of summary of significant accounting policies [line items]
Proceeds from Borrowings classified as Financing Activities | $					$ 150.0
VISEN Pharmaceuticals [Member]
Disclosure of summary of significant accounting policies [line items]
Equity Investment in Associates | $					$ 12.5
Proportion of Interest retain in issued and Outstanding shares of Associate					44.00%
Revenue						€ 1,004		€ 2,757	2,554	€ 6,418
Marketing Approval [Member]
Disclosure of summary of significant accounting policies [line items]
Research and development expense									53,200
Revenue									€ 0
Public Offering [Member] | American Depository Shares [member]
Disclosure of summary of significant accounting policies [line items]
Stock issued during period shares new issues | shares	2,875,000	2,875,000
Share issue price | $ / shares				$ 160.00
Proceeds from public offering	€ 367,700	$ 436.5
Public Offering [Member] | American Depository Shares [member] | Underwriters [Member]
Disclosure of summary of significant accounting policies [line items]
Stock issued during period shares new issues | shares			375,000	2,500,000
Share issue price | $ / shares				$ 152.00
Public Offering [Member] | American Depository Shares [member] | Underwriters [Member] | Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Number of additional shares option to purchase | shares				375,000